UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares/Units	Value
COMMON STOCK 99.6%
AUSTRALIA 6.0%
ELECTRIC—INTEGRATED ELECTRIC 0.6%
AGL Energy Ltd(a)	121,069	$1,362,579

PIPELINES—C-CORP 1.0%
APA Group(a)	413,355	2,494,775

TOLL ROADS 4.4%
Transurban Group(a)	1,493,410	10,461,031
TOTAL AUSTRALIA		14,318,385

CANADA 6.0%
MARINE PORTS 0.4%
Westshore Terminals Investment Corp.	53,322	1,014,896

PIPELINES—C-CORP 3.6%
Enbridge	87,424	3,246,054
TransCanada Corp.	169,379	5,356,159
		8,602,213
RAILWAYS 2.0%
Canadian National Railway Co.	48,975	2,781,061
Canadian Pacific Railway Ltd	14,479	2,078,162
		4,859,223
TOTAL CANADA		14,476,332

CHILE 0.5%
WATER
Aguas Andinas SA, Class A	2,278,159	1,184,845

CHINA 0.8%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)(a)	1,594,000	2,048,036

FRANCE 3.7%
COMMUNICATIONS—SATELLITES 2.0%
Eutelsat Communications SA(a)	153,979	4,722,695

RAILWAYS 1.7%
Groupe Eurotunnel SA(a)	299,587	4,081,713
TOTAL FRANCE		8,804,408

HONG KONG 1.0%
ELECTRIC—REGULATED ELECTRIC 0.8%
Power Assets Holdings Ltd.(a)	198,000	1,874,928

	Number of Shares/Units	Value
MARINE PORTS 0.2%
Cosco Pacific Ltd. (Bermuda)(a),(b)	400,000	$439,399
TOTAL HONG KONG		2,314,327

ITALY 6.2%
COMMUNICATIONS—TOWERS 2.5%
Ei Towers S.p.A.(a)	71,713	4,410,111
RAI Way S.p.A., 144A(a),(c)	319,872	1,526,383
		5,936,494
GAS DISTRIBUTION 2.1%
Snam S.p.A.(a)	986,170	5,064,850

TOLL ROADS 1.6%
Atlantia S.p.A.(a)	141,188	3,949,407
TOTAL ITALY		14,950,751

JAPAN 7.0%
ELECTRIC—INTEGRATED ELECTRIC 4.4%
Chugoku Electric Power Co. (The)(a)	190,200	2,621,553
Electric Power Development Co., Ltd.(a)	115,300	3,518,880
Tohoku Electric Power Co.(a)	322,000	4,363,592
		10,504,025
GAS DISTRIBUTION 1.4%
Tokyo Gas Co., Ltd.(a)	696,000	3,366,770

RAILWAYS 1.2%
Central Japan Railway Co.(a)	18,400	2,966,589
TOTAL JAPAN		16,837,384

MEXICO 2.4%
AIRPORTS 1.6%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	43,513	3,778,669

TOLL ROADS 0.8%
OHL Mexico SAB de CV(d)	1,593,497	2,054,921
TOTAL MEXICO		5,833,590

NEW ZEALAND 1.5%
AIRPORTS
Auckland International Airport Ltd.(a)	1,141,180	3,572,457

SPAIN 5.4%
COMMUNICATIONS—TOWERS 0.7%
Cellnex Telecom SAU, 144A(a),(c),(d)	95,287	1,623,459

	Number of Shares/Units	Value
GAS DISTRIBUTION 0.8%
Enagas SA(a)	68,118	$1,953,319

TOLL ROADS 3.9%
Abertis Infraestructuras SA(a)	253,332	4,008,294
Ferrovial SA(a)	220,586	5,276,452
		9,284,746
TOTAL SPAIN		12,861,524

SWITZERLAND 2.0%
AIRPORTS
Flughafen Zuerich AG(a)	6,816	4,744,119

UNITED KINGDOM 5.0%
ELECTRIC—REGULATED ELECTRIC 3.4%
National Grid PLC(a)	586,252	8,164,811

WATER 1.6%
United Utilities Group PLC(a)	274,198	3,843,157
TOTAL UNITED KINGDOM		12,007,968

UNITED STATES 52.1%
COMMUNICATIONS—TOWERS 5.8%
American Tower Corp.	58,253	5,125,099
Crown Castle International Corp.	111,102	8,762,615
		13,887,714
DIVERSIFIED 0.8%
Macquarie Infrastructure Co LLC	25,771	1,924,063

ELECTRIC 26.7%
INTEGRATED ELECTRIC 8.9%
8Point3 Energy Partners LP(d)	36,306	385,207
Dominion Resources	116,429	8,194,273
Exelon Corp.	62,452	1,854,824
NextEra Energy	78,263	7,634,556
Pattern Energy Group	117,302	2,239,295
WEC Energy Group	23,133	1,208,005
		21,516,160
REGULATED ELECTRIC 17.8%
Alliant Energy Corp.	106,184	6,210,702
CMS Energy Corp.	173,067	6,112,726
DTE Energy Co.	64,758	5,204,601
Duke Energy Corp.	50,687	3,646,423

	Number of Shares/Units	Value
Edison International	91,788	$5,789,069
Eversource Energy	46,390	2,348,262
PG&E Corp.	150,578	7,950,518
Xcel Energy	152,105	5,386,038
		42,648,339
TOTAL ELECTRIC		64,164,499

GAS DISTRIBUTION 6.3%
Atmos Energy Corp.	83,995	4,886,829
NiSource	77,663	1,440,649
Sempra Energy	90,318	8,735,557
		15,063,035
PIPELINES 6.4%
PIPELINES—C-CORP 4.4%
Kinder Morgan	130,288	3,606,372
SemGroup Corp., Class A	37,641	1,627,597
Tallgrass Energy GP LP	51,312	1,019,569
Williams Cos. (The)	115,030	4,238,856
		10,492,394
PIPELINES—MLP 2.0%
Antero Midstream Partners LP (Unregistered)(a),(b),(c)	58,100	974,110
Dominion Midstream Partners LP	49,865	1,338,875
Energy Transfer Equity LP	126,444	2,631,300
		4,944,285
TOTAL PIPELINES		15,436,679

RAILWAYS 3.7%
Union Pacific Corp.	99,914	8,833,397

SHIPPING 1.3%
Teekay Corp. (Marshall Islands)	102,374	3,034,365

WATER 1.1%
American Water Works Co.	46,141	2,541,446
TOTAL UNITED STATES		124,885,198
TOTAL COMMON STOCK (Identified cost—$232,082,464)		238,839,324

SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(e)	700,000	700,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$700,000)		$700,000

TOTAL INVESTMENTS (Identified cost—$232,782,464)	99.9%	239,539,324

OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	287,025

NET ASSETS	100.0%	$239,826,349

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
MLP	Master Limited Partnership

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 39.0% of the net assets of the Fund, 38.4% of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)    Illiquid security. Aggregate holdings equal 0.6% of the net assets of the Fund.

(c)     Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.7% of the net assets of the Fund, of which 0.4% are illiquid.

(d)    Non-income producing security.

(e)     Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Net Assets
Electric	35.9
Toll Roads	11.5
Communications	11.0
Pipelines	11.0
Gas Distribution	10.6
Railways	8.6
Airports	5.1
Water	3.2
Shipping	1.3
Diversified	0.8
Marine Ports	0.6
Other	0.4
100.0

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1.  Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.  If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  As of September 30, 2015, there were $6,114,228 of securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of September 30, 2015.

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock:
Canada	$14,476,332	$14,476,332	$—	$—
Chile	1,184,845	1,184,845	—	—
Hong Kong	2,314,327	—	1,874,928	439,399	(a)
Mexico	5,833,590	5,833,590	—	—
United States	124,885,198	123,911,088	—	974,110	(b)
Other Countries	90,145,032	—	90,145,032	—
Short-Terrn Investments	700,000	—	700,000	—
Total Investments(c)	$239,539,324	$145,405,855	$92,719,960	$1,413,509

(a)      Fair valued, pursuant to the Fund’s fair value procedures utilizing significant unobservable inputs and assumptions. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b)      Private placement in a public equity classified as Level 3 is valued at a discount to quoted market prices to reflect limited liquidity.

(c)       Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Common Stock- Hong Kong	Common Stock- United States
Balance as of December 31, 2014	$—	$—	$—
Purchases	1,094,604	—	1,094,604
Change in unrealized (depreciation)	(120,494)	—	(120,494)
Transfers in to Level 3	439,399	439,399
Balance as of September 30, 2015	$1,413,509	$439,399	$974,110

The change in unrealized depreciation attributable to securities owned on September 30, 2015 which were valued using significant unobservable inputs (Level 3) amounted to $(207,670).

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at	Valuation	Unobservable	Input
	September 30, 2015	Technique	Inputs	Values
Common Stock :
Hong Kong	$439,399	Market Approach	Last Traded Price	10.027 HKD
			Market Index Adjustment	-15.09%
United States	$974,110	Market Price Less Discount	Liquidity Discount	6.13%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investments in Common Stock—Hong Kong is the last traded price and market index adjustment. The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investments in Common Stock—United States is a discount to quoted market prices to reflected limited liquidity. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 2.  Income Tax Information

As of September 30, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$232,782,464
Gross unrealized appreciation	$24,382,839
Gross unrealized depreciation	(17,625,979)
Net unrealized appreciation	$6,756,860

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2015